Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (191,787)	$ (315,479)
Non-cash items:
Unrealized gain on derivative instruments (note 8)	(126,038)	(88,706)
Equity income, net of dividends received of $4,700 (2017 - $7,000)	(29,521)	(5,316)
Depreciation and amortization	281,267	224,317
Write-down and gain on sale of vessels (note 15)	206,941	318,226
Deferred income tax expense (note 9)	15,888	2,677
Amortization of in-process revenue contracts	(13,900)	(9,531)
Unrealized foreign currency exchange loss and other	35,153	14,260
Change in non-cash working capital items related to operating activities	(85,168)	67,534
Expenditures for dry docking	(18,290)	(11,875)
Net operating cash flow	74,545	196,107
FINANCING ACTIVITIES
Proceeds from long-term debt (note 6)	726,520	307,004
Scheduled repayments of long-term debt (note 6)	(452,070)	(419,064)
Prepayments of long-term debt (note 6)	(412,309)	(24,687)
Debt issuance costs	(13,488)	(5,696)
Equity contribution from joint venture partners	0	6,000
Proceeds from issuance of preferred units (note 11)	120,000	0
Proceeds from issuance of common units and warrants (note 11)	0	640,595
Repurchase of preferred units (note 11)	0	(250,022)
Expenses relating to equity offerings	(3,997)	(11,564)
Proceeds from credit facility due to affiliates (note 7g)	125,000	0
Cash distributions paid by the Partnership	(34,502)	(51,087)
Cash distributions paid by subsidiaries to non-controlling interests	(5,437)	(4,404)
Cash contribution paid from non-controlling interest to subsidiaries	(1,498)	0
Other	(963)	(3,933)
Net financing cash flow	50,252	183,142
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(212,683)	(257,897)
Proceeds from sale of vessels and equipment (note 15)	19,210	0
Investment in equity accounted joint ventures	(1,700)	(24,101)
Direct financing lease payments received	4,589	4,278
Acquisition of companies from Teekay Corporation (net of cash acquired of $26.6 million) (note 7f)	25,254	0
Net investing cash flow	(165,330)	(277,720)
(Decrease) increase in cash, cash equivalents and restricted cash	(40,533)	101,529
Cash, cash equivalents and restricted cash, beginning of the period	250,294	342,287
Cash, cash equivalents and restricted cash, end of the period	$ 209,761	$ 443,816